SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Current income tax expense	$ (1,278)	$ (1,114)
Deferred income tax expense	(191)	(1,210)
Income tax expense	$ (1,469)	$ (2,324)